Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 4—Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Accrued salaries and employee benefits	$7,402	$11,589
Accrued income and other taxes payable	1,275	1,553
Short-term portion of capital lease	442	992
Accrued commissions to third-party global search partners	2,123	2,081
Accrued initial public offering costs	—	110
Accrued professional services costs	913	454
Short-term tenant improvement allowance	341	341
Other accrued expenses	3,223	1,811

	$15,719	$18,931

Note 6—Accrued expenses and other current liabilities

At December 31, 2016 and 2015, accrued expenses and other current liabilities were comprised of the following (in thousands):

	December 31,
	2016	2015
Accrued salary and employee benefits	$11,589	$9,716
Accrued income and other taxes payable	1,553	1,047
Short-term portion of capital lease	992	558
Accrued commissions to third party partners	2,081	2,305
Accrued initial public offering costs	110	419
Accrued professional services costs	454	16
Other accrued expenses	2,152	951

	$18,931	$15,012